CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
	2025	2024
Cash and bank balances	226,388	137,043
Time deposits	17,354	5,050
TOTAL	243,742	142,093